AB Variable Products Series Fund, Inc.

AB Relative Value Portfolio

Portfolio of Investments

March 31, 2024 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 96.7%
Financials – 21.8%
Banks – 9.1%
Bank OZK	204,498	$9,296,479
JPMorgan Chase & Co.	189,250	37,906,775
Wells Fargo & Co.	632,639	36,667,756

		83,871,010

Capital Markets – 0.3%
Raymond James Financial, Inc.	20,430	2,623,621

Financial Services – 9.4%
Berkshire Hathaway, Inc. - Class B(a)	76,344	32,104,179
Fiserv, Inc.(a)	157,104	25,108,361
Mastercard, Inc. - Class A	52,638	25,348,882
MGIC Investment Corp.	157,650	3,525,054

		86,086,476

Insurance – 3.0%
American International Group, Inc.	84,216	6,583,165
Axis Capital Holdings Ltd.	229,832	14,943,676
MetLife, Inc.	86,252	6,392,136

		27,918,977

		200,500,084

Health Care – 17.7%
Biotechnology – 7.5%
Amgen, Inc.	64,529	18,346,885
Gilead Sciences, Inc.	201,058	14,727,498
Regeneron Pharmaceuticals, Inc.(a)	30,644	29,494,544
United Therapeutics Corp.(a)	27,550	6,328,786

		68,897,713

Health Care Equipment & Supplies – 1.5%
GE Healthcare, Inc.	154,000	14,000,140

Health Care Providers & Services – 6.3%
Cencora, Inc.	109,069	26,502,676
Elevance Health, Inc.	60,523	31,383,597

		57,886,273

Pharmaceuticals – 2.4%
Merck & Co., Inc.	99,790	13,167,290
Roche Holding AG (Sponsored ADR)(b)	287,665	9,182,267

		22,349,557

		163,133,683

Industrials – 16.9%
Aerospace & Defense – 2.6%
Curtiss-Wright Corp.	14,114	3,612,337
RTX Corp.	96,809	9,441,782
Textron, Inc.	117,317	11,254,220

		24,308,339

Company	Shares	U.S. $ Value

Air Freight & Logistics – 0.5%
United Parcel Service, Inc. - Class B	30,950	$4,600,098

Building Products – 1.8%
A O Smith Corp.	40,640	3,635,654
Allegion PLC	54,542	7,347,353
Builders FirstSource, Inc.(a)	24,754	5,162,447

		16,145,454

Commercial Services & Supplies – 0.9%
Veralto Corp.	91,860	8,144,308

Construction & Engineering – 0.8%
EMCOR Group, Inc.	21,489	7,525,448

Electrical Equipment – 3.0%
Emerson Electric Co.	131,777	14,946,147
nVent Electric PLC	172,472	13,004,389

		27,950,536

Machinery – 4.2%
Dover Corp.	36,714	6,505,354
Middleby Corp. (The)(a)	25,543	4,107,059
Oshkosh Corp.	69,810	8,706,005
PACCAR, Inc.	110,455	13,684,270
Westinghouse Air Brake Technologies Corp.	36,799	5,360,878

		38,363,566

Professional Services – 1.7%
Maximus, Inc.	24,375	2,045,062
Robert Half, Inc.	167,224	13,257,519

		15,302,581

Trading Companies & Distributors – 1.4%
Ferguson PLC	58,950	12,876,448

		155,216,778

Information Technology – 8.7%
Communications Equipment – 0.8%
Cisco Systems, Inc.	139,607	6,967,785

Electronic Equipment, Instruments & Components – 0.4%
TE Connectivity Ltd.	23,440	3,404,426

IT Services – 2.0%
Accenture PLC - Class A	39,510	13,694,561
EPAM Systems, Inc.(a)	17,326	4,784,748

		18,479,309

Semiconductors & Semiconductor Equipment – 5.5%
QUALCOMM, Inc.	174,772	29,588,900
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	96,656	13,150,049
Texas Instruments, Inc.	47,900	8,344,659

		51,083,608

		79,935,128

Company	Shares	U.S. $ Value

Energy – 8.5%
Energy Equipment & Services – 2.0%
Cactus, Inc. - Class A	73,060	$3,659,575
ChampionX Corp.	251,611	9,030,319
Helmerich & Payne, Inc.(b)	135,394	5,694,672

		18,384,566

Oil, Gas & Consumable Fuels – 6.5%
Chevron Corp.	44,729	7,055,552
ConocoPhillips	91,035	11,586,935
EOG Resources, Inc.	130,833	16,725,691
Phillips 66	149,850	24,476,499

		59,844,677

		78,229,243

Consumer Staples – 6.3%
Consumer Staples Distribution & Retail – 3.5%
Casey’s General Stores, Inc.	16,840	5,362,698
Walmart, Inc.	445,800	26,823,786

		32,186,484

Tobacco – 2.8%
Philip Morris International, Inc.	280,784	25,725,430

		57,911,914

Consumer Discretionary – 5.8%
Automobile Components – 1.5%
Aptiv PLC(a)	95,740	7,625,691
BorgWarner, Inc.	171,200	5,947,488

		13,573,179

Distributors – 1.5%
LKQ Corp.	263,095	14,051,904

Household Durables – 0.6%
DR Horton, Inc.	34,979	5,755,794

Specialty Retail – 2.2%
Lowe’s Cos., Inc.	14,759	3,759,560
Ross Stores, Inc.	109,294	16,039,988

		19,799,548

		53,180,425

Communication Services – 5.2%
Diversified Telecommunication Services – 1.9%
Comcast Corp. - Class A	409,328	17,744,369

Entertainment – 1.5%
Electronic Arts, Inc.	105,120	13,946,271

Interactive Media & Services – 1.8%
Alphabet, Inc. - Class C(a)	107,305	16,338,259

		48,028,899

Company	Shares	U.S. $ Value

Materials – 3.6%
Chemicals – 2.2%
LyondellBasell Industries NV - Class A	72,145	$7,378,991
PPG Industries, Inc.	88,206	12,781,049

		20,160,040

Metals & Mining – 1.4%
BHP Group Ltd. (Sponsored ADR)(b)	97,829	5,643,755
Steel Dynamics, Inc.	49,770	7,377,407

		13,021,162

		33,181,202

Real Estate – 2.2%
Specialized REITs – 2.2%
Public Storage	29,730	8,623,484
Weyerhaeuser Co.	318,821	11,448,862

		20,072,346

Total Common Stocks (cost $662,444,037)		889,389,702

SHORT-TERM INVESTMENTS – 3.2%
Investment Companies – 3.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.21%(c) (d) (e) (cost $29,323,072)	29,323,072	29,323,072

Total Investments Before Security Lending Collateral for Securities Loaned – 99.9% (cost $691,767,109)		918,712,774

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.8%
Investment Companies – 0.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.21%(c) (d) (e) (cost $7,379,090)	7,379,090	7,379,090

Total Investments – 100.7% (cost $699,146,199)(f)		926,091,864	(g)
Other assets less liabilities – (0.7)%		(6,874,092)

Net Assets – 100.0%		$919,217,772

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of March 31, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $227,926,441 and gross unrealized depreciation of investments was $(980,776), resulting in net unrealized appreciation of $226,945,665.

(g)

On March 29, 2024, the Portfolio and U.S. stock exchanges were closed for business due to a U.S. holiday but the foreign markets remained open for trading. The Portfolio valued its foreign securities using the closing market prices from the respective foreign markets as of March 28, 2024 for financial reporting purposes.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Variable Products Series Fund, Inc.

AB Relative Value Portfolio

March 31, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2024:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$889,389,702	$—	$—	$889,389,702
Short-Term Investments	29,323,072	—	—	29,323,072
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	7,379,090	—	—	7,379,090

Total Investments in Securities	926,091,864	—	—	926,091,864
Other Financial Instruments(b)	—	—	—	—

Total	$926,091,864	$—	$—	$926,091,864

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended March 31, 2024 is as follows:

Portfolio	Market Value 12/31/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 03/31/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$39,970	$55,118	$65,765	$29,323	$453
Government Money Market Portfolio*	16,533	19,209	28,363	7,379	164
Total	$56,503	$74,327	$94,128	$36,702	$617

*	Investments of cash collateral for securities lending transactions.